Discontinued operations and assets held for sale - Transfer of Jyseleca Business to Alfasigma (Details) - Jyseleca business, classified as held for sale			12 Months Ended
	Dec. 30, 2023 item	Oct. 30, 2023 country	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Number of positions in European countries agreed to transfer | item	400
Number of European countries in which positions has been agreed to transfer | country		14
Upfront payment received				€ 50,000,000
Potential Sales Based Milestones To Receive.				120,000,000
Contributions related to development activities.			€ 25,000,000	€ 15,000,000